Inventory	9 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventory	NOTE 6 - INVENTORY:
	September 30,	December 31,
	2020	2019
	($ in thousands)
Finished goods	$306	$173
Work in process	290	81
Raw materials and supplies	792	982
	$1,388	$1,236